Note 18 - Financial Instruments (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 Non Marketable Equity Securities [Member] USD ($)	Mar. 31, 2013 Non Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Non Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Investments In Funds [Member] USD ($)	Mar. 31, 2013 Investments In Funds [Member] JPY (¥)	Mar. 31, 2012 Investments In Funds [Member] JPY (¥)
Note 18 - Financial Instruments (Details) [Line Items]
Fair Value, Estimate Not Practicable, Investments	$ 11,910	¥ 1,121,444	¥ 1,141,761	$ 14,230	¥ 1,339,895	¥ 935,471